Note 17 - Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 17 - Commitments (Details) [Line Items]
Operating Leases, Rent Expense	$ 2,106,000	$ 2,415,000	$ 2,661,000
Minimum [Member]
Note 17 - Commitments (Details) [Line Items]
Long-term Purchase Commitment, Period	1 year
Maximum [Member]
Note 17 - Commitments (Details) [Line Items]
Long-term Purchase Commitment, Period	2 years